SCHEDULE OF MAJOR CUSTOMER BREAKDOWN OF COMPANY’S REVENUE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 674	$ 370	$ 977	$ 372	$ 665	$ 387
Customer A [Member]
Revenues					538
Customer B [Member]
Revenues						199
Customer C [Member]
Revenues					$ 65	$ 48